Leases - Amounts recognised in profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Leases
Depreciation expense of right-of-use assets	€ 1,807	€ 1,807
Interest expense on lease liabilities	339
Rent expenses - short-term leases	185
Rent expense - leases of low-value assets	25
Total amounts recognized in profit or loss	2,356
Total cash outflows for leases	€ 3,256